Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Gross written premiums	$ 4,673.2	$ 4,609.3	$ 3,967.6
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums	164.5	177.8	177.8
Europe
Segment Reporting Information [Line Items]
Gross written premiums	218.3	208.1	179.4
United Kingdom & Ireland
Segment Reporting Information [Line Items]
Gross written premiums	601.0	614.8	532.5
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums	3,150.1	2,947.0	2,472.0
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums	39.0	33.4	28.8
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums	328.2	435.0	417.2
Other (4)
Segment Reporting Information [Line Items]
Gross written premiums	$ 172.1	$ 193.2	$ 159.9